RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, purchased, number of shares (in shares)	5,661	5,424
Cost of investment purchased	$ 580,863	$ 626,552
Investment sold, number of shares (in shares)	8,223	11,720
Cost of investment sold	$ 858,290	$ 1,451,596
Investments, at fair value	$ 90,867,993	$ 80,531,027
Concentration of investment at fair value to total investments, percentage	4.40%	5.20%
EBP, Employer, Common Stock And Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 4,017,929	$ 4,180,028